Asset under development (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Assets under development [Abstract]
Amount reclassified to Assets under development	$ 31,000,000
Conversion costs	1,300,000,000
Additions to assets under development	$ 165,078,000	$ 0